Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	26 Months Ended		34 Months Ended
	Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2023	Oct. 31, 2022	Sep. 13, 2022	Dec. 29, 2021
C000231837 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Ambassador Fund (EMPIX)
Account Value	$ 311,903	$ 311,903		$ 311,903		$ 274,538	$ 245,502		$ 250,000
Average Annual Return, Percent	13.50%			8.11%	[1]
C000237757 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Diplomat Fund (EMWIX)
Account Value	$ 10,935	$ 10,935		$ 10,935		10,030	9,720	$ 10,000
Average Annual Return, Percent	9.02%	4.28%	[2]
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 234,614	$ 234,614		$ 234,614		212,231	211,478	10,000	250,000
Average Annual Return, Percent	10.55%	2.94%	[2]	(2.21%)	[1]
Swiss re Global Cat Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Swiss re Global Cat Bond Index
Account Value	$ 334,506	$ 334,506		$ 334,506		287,347	236,462		$ 250,000
Average Annual Return, Percent	16.41%			10.80%	[1]
ICE US Treasury 7 10 Year Bond Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 7-10 Year Bond Index TR
Account Value	$ 10,213	$ 10,213		$ 10,213		$ 9,339	$ 9,568	$ 10,000
Average Annual Return, Percent	9.36%	1.00%	[2]

[1]	The Ambassador Fund commenced operations on December 29, 2021.
[2]	The Diplomat Fund commenced operations on September 13, 2022.